Form N-1A Supplement	Aug. 20, 2025
Invesco Active U.S. Real Estate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 20, 2025, TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Active U.S. Real Estate ETF (PSR)

(the “Fund”)